NON-CONTROLLING INTERESTS - Summary information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Revenues	$ 3,810	$ 3,971	$ 3,797
Net income (loss)	(45)	80	583
Total comprehensive income (loss)	2,229	2,025	4,474
Net income (loss) allocated to non-controlling interests	382	716	367
Property, plant and equipment, at fair value	44,590	41,055	38,177
Total assets	49,722	46,196
Total borrowings	18,082	17,300
Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Net income (loss)	180	113	41
Net income (loss) allocated to non-controlling interests	180	113	439
Carrying value as at	11,100	11,086
Total
Disclosure of subsidiaries [line items]
Revenues	3,076	3,132	2,827
Net income (loss)	167	202	655
Total comprehensive income (loss)	2,194	1,871	3,915
Net income (loss) allocated to non-controlling interests	180	113	439
Property, plant and equipment, at fair value	33,378	30,507
Total assets	38,586	35,613
Total borrowings	14,398	13,677
Total liabilities	20,254	18,797
Carrying value as at	11,100	11,086
Brookfield Americas Infrastructure Fund
Disclosure of subsidiaries [line items]
Revenues	137	155	157
Net income (loss)	(15)	2	2
Total comprehensive income (loss)	109	61	95
Net income (loss) allocated to non-controlling interests	(13)	0	1
Property, plant and equipment, at fair value	1,785	1,713
Total assets	1,833	1,754
Total borrowings	483	509
Total liabilities	550	569
Carrying value as at	$ 1,002	922
Brookfield Americas Infrastructure Fund | Bottom of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	0.0075%
Brookfield Americas Infrastructure Fund | Top of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	0.008%
Brookfield Infrastructure Fund II
Disclosure of subsidiaries [line items]
Revenues	$ 346	451	447
Net income (loss)	(34)	(20)	17
Total comprehensive income (loss)	345	294	544
Net income (loss) allocated to non-controlling interests	(21)	(13)	$ 9
Property, plant and equipment, at fair value	5,314	5,240
Total assets	5,562	5,455
Total borrowings	1,629	1,756
Total liabilities	1,950	2,116
Carrying value as at	$ 1,994	1,852
Brookfield Infrastructure Fund II | Bottom of range
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	43.00%
Brookfield Infrastructure Fund II | Bottom of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests			0.0043%
Brookfield Infrastructure Fund II | Top of range
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	60.00%
Brookfield Infrastructure Fund II | Top of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests			0.006%
Brookfield Infrastructure Fund III
Disclosure of subsidiaries [line items]
Revenues	$ 189	255	$ 311
Net income (loss)	(2)	10	19
Total comprehensive income (loss)	160	359	898
Net income (loss) allocated to non-controlling interests	(4)	8	$ 15
Property, plant and equipment, at fair value	2,609	2,508
Total assets	3,101	3,371
Total borrowings	832	850
Total liabilities	926	1,089
Carrying value as at	$ 1,545	1,622
Brookfield Infrastructure Fund III | Bottom of range
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	23.00%
Brookfield Infrastructure Fund III | Bottom of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests			0.0069%
Brookfield Infrastructure Fund III | Top of range
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	71.00%
Brookfield Infrastructure Fund III | Top of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests			0.0071%
Brookfield Infrastructure Fund IV
Disclosure of subsidiaries [line items]
Revenues	$ 85	39	$ 0
Net income (loss)	20	9	0
Total comprehensive income (loss)	19	4	0
Net income (loss) allocated to non-controlling interests	15	6	0
Property, plant and equipment, at fair value	724	538
Total assets	1,129	662
Total borrowings	427	331
Total liabilities	581	439
Carrying value as at	$ 410	162
Brookfield Infrastructure Fund IV | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	75.00%
Canadian Hydroelectric Portfolio
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	50.00%
Revenues	$ 123	96	38
Net income (loss)	73	42	15
Total comprehensive income (loss)	108	138	25
Net income (loss) allocated to non-controlling interests	38	19	6
Property, plant and equipment, at fair value	1,877	1,849
Total assets	3,579	3,486
Total borrowings	1,672	1,651
Total liabilities	2,067	2,045
Carrying value as at	$ 675	651
Canadian Hydroelectric Portfolio | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	50.00%
The Catalyst Group
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	25.00%
Revenues	$ 141	145	142
Net income (loss)	65	67	56
Total comprehensive income (loss)	173	(99)	(16)
Net income (loss) allocated to non-controlling interests	16	17	14
Property, plant and equipment, at fair value	1,037	696
Total assets	1,045	794
Total borrowings	549	325
Total liabilities	557	342
Carrying value as at	$ 97	88
The Catalyst Group | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	25.00%
Isagen
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	75.90%
Revenues	$ 874	971	896
Net income (loss)	247	293	331
Total comprehensive income (loss)	866	1,007	1,290
Net income (loss) allocated to non-controlling interests	187	220	251
Property, plant and equipment, at fair value	8,150	7,352
Total assets	9,130	8,403
Total borrowings	1,822	1,865
Total liabilities	4,131	3,928
Carrying value as at	$ 3,794	3,395
Isagen | Brookfield Infrastructure Fund III
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	23.00%
Isagen | Isagen Institutional Investors
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	52.60%
Isagen | Other Non-Controlling Interests
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	0.30%
Isagen | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	76.00%
TerraForm Power
Disclosure of subsidiaries [line items]
Revenues	$ 1,161	991	815
Net income (loss)	(360)	(207)	213
Total comprehensive income (loss)	238	90	1,063
Net income (loss) allocated to non-controlling interests	(158)	(149)	142
Property, plant and equipment, at fair value	11,606	10,350
Total assets	12,767	11,420
Total borrowings	6,890	6,297
Total liabilities	9,365	8,155
Carrying value as at	$ 1,434	2,344
TerraForm Power | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	33.00%
Other
Disclosure of subsidiaries [line items]
Revenues	$ 20	29	21
Net income (loss)	173	6	2
Total comprehensive income (loss)	176	17	16
Net income (loss) allocated to non-controlling interests	120	5	$ 1
Property, plant and equipment, at fair value	276	261
Total assets	440	268
Total borrowings	94	93
Total liabilities	127	114
Carrying value as at	$ 149	$ 50
Other | Bottom of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests			20.00%
Other | Top of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests			0.005%
Isagen institutional investors
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	53.00%
Isagen public non-controlling interests
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	0.30%